Credit risk - Disclosure of management adjustments to models for impairment (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	3.20%	4.90%
Total loans and advances at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	3.20%	4.90%
Total loans and advances at amortised cost | Assets classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to total impairment allowance		2.10%
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	2.00%	4.50%
Retail credit cards | Assets classified as held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to total impairment allowance		2.10%
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	5.40%	5.50%
Corporate loans | Assets classified as held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to total impairment allowance		0.00%
Impairment allowance | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,230	£ 4,034
Impairment allowance | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,094	3,835
Impairment allowance | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	136	199
Impairment allowance | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	66	81
Impairment allowance | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	70	118
Impairment allowance | Total loans and advances at amortised cost | Assets classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		236
Impairment allowance | Total loans and advances at amortised cost | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,214	4,015
Impairment allowance | Total loans and advances at amortised cost | Total impairment allowance | Assets classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		240
Impairment allowance | Total loans and advances at amortised cost | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,080	3,817
Impairment allowance | Total loans and advances at amortised cost | Impairment allowance pre management adjustments | Assets classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		235
Impairment allowance | Total loans and advances at amortised cost | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	134	198
Impairment allowance | Total loans and advances at amortised cost | Management adjustments | Assets classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		5
Impairment allowance | Total loans and advances at amortised cost | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	64	80
Impairment allowance | Total loans and advances at amortised cost | Economic uncertainty adjustments | Assets classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		5
Impairment allowance | Total loans and advances at amortised cost | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	70	118
Impairment allowance | Total loans and advances at amortised cost | Other adjustments | Assets classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		0
Impairment allowance | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,647	2,586
Impairment allowance | Retail credit cards | Assets classified as held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		233
Impairment allowance | Retail credit cards | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,690	2,623
Impairment allowance | Retail credit cards | Total impairment allowance | Assets classified as held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		237
Impairment allowance | Retail credit cards | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,635	2,505
Impairment allowance | Retail credit cards | Impairment allowance pre management adjustments | Assets classified as held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		232
Impairment allowance | Retail credit cards | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	55	118
Impairment allowance | Retail credit cards | Management adjustments | Assets classified as held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		5
Impairment allowance | Retail credit cards | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	31
Impairment allowance | Retail credit cards | Economic uncertainty adjustments | Assets classified as held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		5
Impairment allowance | Retail credit cards | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	55	87
Impairment allowance | Retail credit cards | Other adjustments | Assets classified as held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		0
Impairment allowance | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,088	966
Impairment allowance | Corporate loans | Assets classified as held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		3
Impairment allowance | Corporate loans | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,454	1,326
Impairment allowance | Corporate loans | Total impairment allowance | Assets classified as held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		3
Impairment allowance | Corporate loans | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,376	1,253
Impairment allowance | Corporate loans | Impairment allowance pre management adjustments | Assets classified as held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		3
Impairment allowance | Corporate loans | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	78	73
Impairment allowance | Corporate loans | Management adjustments | Assets classified as held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		0
Impairment allowance | Corporate loans | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	64	49
Impairment allowance | Corporate loans | Economic uncertainty adjustments | Assets classified as held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		0
Impairment allowance | Corporate loans | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 14	24
Impairment allowance | Corporate loans | Other adjustments | Assets classified as held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 0